Loans (Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2016	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 836,999	¥ 860,848
Recorded investment not requiring an allowance for loan losses	[1],[2]	121,301	128,855
Total	[1]	958,300	989,703
Unpaid principal balance		1,017,110	1,051,240
Related allowance	[3]	293,012	289,186
Average recorded investment		974,001	1,078,842
Interest income recognized	[4]	5,945	18,267
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	702,604	712,377
Recorded investment not requiring an allowance for loan losses	[1],[2]	105,795	110,262
Total	[1]	808,399	822,639
Unpaid principal balance		853,269	870,370
Related allowance	[3]	233,579	227,878
Average recorded investment		815,519	892,402
Interest income recognized	[4]	5,057	15,638
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	367,787	365,361
Recorded investment not requiring an allowance for loan losses	[1],[2]	7,336	8,144
Total	[1]	375,123	373,505
Unpaid principal balance		381,412	379,642
Related allowance	[3]	141,908	138,676
Average recorded investment		374,314	410,491
Interest income recognized	[4]	1,404	7,930
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	51,468	59,883
Recorded investment not requiring an allowance for loan losses	[1],[2]	14,559	17,000
Total	[1]	66,027	76,883
Unpaid principal balance		75,170	87,516
Related allowance	[3]	7,712	10,130
Average recorded investment		71,455	89,075
Interest income recognized	[4]	572	1,246
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	58,030	56,695
Recorded investment not requiring an allowance for loan losses	[1],[2]	7,741	9,315
Total	[1]	65,771	66,010
Unpaid principal balance		72,960	72,603
Related allowance	[3]	19,725	19,095
Average recorded investment		65,890	69,525
Interest income recognized	[4]	604	1,292
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	141,135	134,425
Recorded investment not requiring an allowance for loan losses	[1],[2]	11,466	12,667
Total	[1]	152,601	147,092
Unpaid principal balance		161,702	157,215
Related allowance	[3]	50,449	46,304
Average recorded investment		149,847	149,324
Interest income recognized	[4]	1,222	2,376
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	16,508	25,665
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,827	3,491
Total	[1]	20,335	29,156
Unpaid principal balance		21,376	30,497
Related allowance	[3]	4,567	5,694
Average recorded investment		24,746	33,119
Interest income recognized	[4]	215	630
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	3,072	3,390
Recorded investment not requiring an allowance for loan losses	[1],[2]	2,863	50
Total	[1]	5,935	3,440
Unpaid principal balance		5,935	3,440
Related allowance	[3]	1,055	1,095
Average recorded investment		4,687	5,188
Interest income recognized	[4]	30	42
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	7,543	3,591
Recorded investment not requiring an allowance for loan losses	[1],[2]	61	355
Total	[1]	7,604	3,946
Unpaid principal balance		7,790	4,132
Related allowance	[3]	2,277	799
Average recorded investment		5,775	2,665
Interest income recognized	[4]	43	64
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	57,061	63,367
Recorded investment not requiring an allowance for loan losses	[1],[2]	57,942	59,240
Total	[1]	115,003	122,607
Unpaid principal balance		126,924	135,325
Related allowance	[3]	5,886	6,085
Average recorded investment		118,805	133,015
Interest income recognized	[4]	967	2,058
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	134,395	148,471
Recorded investment not requiring an allowance for loan losses	[1],[2]	15,506	18,593
Total	[1]	149,901	167,064
Unpaid principal balance		163,841	180,870
Related allowance	[3]	59,433	61,308
Average recorded investment		158,482	186,440
Interest income recognized	[4]	¥ 888	¥ 2,629

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans totaling ¥347,839 million and ¥330,764 million as of March 31, 2016 and September 30, 2016 which were collectively evaluated for impairment, in addition to the allowance for those that were individually evaluated for impairment.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.